Income Tax Expense - Schedule of Reconciliation Between Tax Expense (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Reconciliation Between Tax Expense [Abstract]
Loss before income tax	$ (1,868,292)	RM (7,626,369)	RM (4,887,093)	RM (1,832,106)
Tax calculated at tax rate of 24% (2025: 24%)	(448,390)	(1,830,329)	(1,172,902)	(439,705)
Expenses not deductible for tax purposes	115,280	470,571	385,816	559,498
Income not subject to tax
Deferred tax assets not recognized	93,542	381,840	524,160	484,240
Expenses incurred in tax-free jurisdictions	319,461	1,304,041	661,811
Others	(4,123)	(16,831)	143,132	(25,831)
Income tax expense	$ (5,141)	RM (20,986)	RM 46,604	RM 167,356